Inventory	1 Months Ended
Jan. 31, 2015
Inventory
INVENTORY

6. INVENTORY

        Inventory at January 31, 2015, December 31, 2014 and 2013 consisted of the following (in thousands):

		December 31
	January 31, 2015
		2014	2013
Work in Process	$61	$135	$—
Finished Goods	64	2	—
Channel Inventory	35	1	—

	$160	$138	$—